Investments (Details 7) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 219	€ 276	€ 660
Other entity [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount	[1]	69	76
Other investments [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		200	237
Other investments [Member] | Nigeria LNG Ltd [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 99	€ 112
Number of shares held		118,373	118,373
(%) of the investment		10.40%	10.40%
Other investments [Member] | Darwin LNG Pty Ltd [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 32	€ 49
Number of shares held		213,995,164	213,995,164
(%) of the investment		10.99%	10.99%
Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 5	€ 10	€ 10
Unconsolidated Structured Entities [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount	[1]	€ 14	€ 29

[1]	Each individual amount included herein was lower than €25 million.